Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2014
Intangible assets
Finite-Lived Intangible Asset, Useful Life	13 years 7 months
Purchased customer lists
Intangible assets
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum | Purchased customer contracts and relationships
Intangible assets
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum | Purchased customer contracts and relationships
Intangible assets
Finite-Lived Intangible Asset, Useful Life	20 years